Summary of significant accounting policies - Convenience translation, Cash and cash equivalents and Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Convenience translation
Convenience translation rate (in RMB/USD)	7.0827	7.0827
Cash and cash equivalents
Cash and cash equivalents	¥ 40,508	$ 5,719	¥ 249,728	$ 35,259	¥ 217,901	¥ 377,160
Restricted cash	0		1,482	209	1,468	137,220
Restricted cash non-current	¥ 5,000	$ 706	¥ 5,000	$ 706	¥ 5,417	¥ 7,964